Label	Element	Value
Amendment Flag	dei_AmendmentFlag	false
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST IV
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Central Index Key	dei_EntityCentralIndexKey	0000063068
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2015
Document Type	dei_DocumentType	497
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2015
MFS® U.S. Government Money Market Fund | MFS U.S.Government Money Market Fund (MFS® U.S. Government Money Market Fund)
Trading Symbol	dei_TradingSymbol	MCMXX